Equity and Other Comprehensive Income (Loss) - Summary of Capital Stock (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Capital stock	kr 97,408	kr 133,304	kr 107,099	kr 85,177
Capital stock [member]
Disclosure of classes of share capital [line items]
Capital stock	16,722	16,672	kr 16,672	kr 16,672
Capital stock [member] | Class A shares [member]
Disclosure of classes of share capital [line items]
Capital stock	1,309	1,309
Capital stock [member] | Class B shares [member]
Disclosure of classes of share capital [line items]
Capital stock	kr 15,413	kr 15,363